Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS

NOTE 11 - FINANCIAL INSTRUMENTS:

A.	Fair value estimates of financial instruments (that are not presented at fair value)

The fair value of the loan from EIB as at June 30, 2023, based on citations of interest rates in the market (level 2 of fair value hierarchy), approximates USD 3,623 thousand. The book value of other financial balances constitutes a reasonable approximation of their fair value since the effect of capitalization is not material.

B.	Exchange rate of the US Dollar

The exchange rates of the USD and the changes therein during the reporting periods, are as follows:

	Six months ended June 30,
	2023	2022
	1 USD =

Exchange rate at June 30,	NIS 3.70	3.50 NIS

Increase during the period	5.1%	12.5%

NOTE 13 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

A.	Financial risk management

The Company’s activities expose it to various financial risks, the main being liquidity risk. The cash flow projections are performed by the Group’s finance division. The Group’s finance division examines current forecasts of liquidity requirements of the Group to ensure that there is sufficient cash for operational needs, see also Note 1C.

The table below presents an analysis of the Group’s non-derivative financial liabilities classified into relevant maturity groups, according to the period remaining to the date of their contractual maturity as of December 31, 2022 and 2021. The amounts shown in the table are undiscounted contractual cash flows:

	Less than 1 year	Between 1 -2 years	Between 2 – 5 years	Over 5 years
	USD in thousands
BALANCE AS OF DECEMBER 31, 2022:
Trade and other payables	1,267	-	-	-
EIB loan	213	213	3,412	1,493
Lease liabilities	606	573	465	-
Liability for royalties*	260	281	2,025	7,537
	2,346	1,067	5,902	9,030
BALANCE AS OF DECEMBER 31, 2021:
Credit and bank loans	5	-	-	-
Trade and other payables	1,755	-	-	-
Lease liabilities	954	768	1,469	1,448
Liability for royalties*	41	343	2,763	3,068
	2,755	1,111	4,232	4,516

*	Estimated timing and amounts, based on management revenue projections (see Note 3A).

B.	Changes in main financial liabilities in respect of which cash flows are classified as cash flows from financing activities:

	Bank loans	Related Party loan	Liability for share options	EIB loan	Liability for royalties	Lease liabilities
	USD in thousands
Balance as of January 1, 2021	21	964	1,263	-	2,204	2,873
Changes during 2021:
Cash flows received	-	-	-	-	24	-
Cash flows paid	(16)	(949)	-	-	(12)	(546)
Amounts carried to profit or loss	-	-	(1,053)	-	(13)	179
Changes in leases	-	-	-	-	-	789
Translation differences	-	(15)	3	-	75	107
Balance as of December 31, 2021	5	-	213	-	2,278	3,402
Changes during 2022:
Cash flows received	-	-	-	3,726	314	-
Cash flows paid	(5)	-	-	-	(85)	(647)
Amounts carried to profit or loss	-	-	(197)	330	175	(136)
Changes in leases	-	-	-	-	-	(862)
Translation differences	-	-	(16)	(91)	(279)	(192)
Balance as of December 31, 2022	-	-	-	3,965	2,403	1,565

C.	Foreign Currency risk:

The Group is exposed to foreign currency risk mainly with respect to revenue generated outside of Israel, the purchase of raw materials, foreign subcontractors and/or advisors and royalty liabilities that are denominated or linked to the USD. The currencies in which most expenses are denominated are NIS (mainly payroll expenses), the dollar, and to a lesser degree, the Euro. Commencing 2022, the Company exposure to the Euro has increased as a result of its Obligations to the EIB (Note 12A).

Also, fluctuations in foreign currency exchange rates may affect the profitability of the Company projects in the countries that it operated.

Consequently, the Group is exposed to fluctuations in the dollar/NIS and the Euro/NIS. As of December 31, 2022 and 2021, the balance of USD liability for royalties amounted to USD 1,423 thousand and USD 1,605 thousand, respectively. The balance of Euro liabilities (for EIB and royalties) amounted at December 31, 2022 to Euro 4,103 thousand.

An increase of 5% in the exchange rate of the NIS/USD, while all other variables remain constant, will increase the Company’s loss and accumulated deficit by USD 37 thousand. An increase of 5% in the exchange rate of the NIS/Euro, while all other variables remain constant, will increase the Company’s loss and accumulated deficit by USD 203 thousand.

The exchange rates of the USD and the changes therein during the reporting periods, are as follows:

	2022		2021
	1 Euro =	1 USD =

Exchange rate at December 31,	NIS 3.753	NIS 3.519	3.110 NIS

Increase (decrease) during the year	6.9%	13.2%	(3.3)%

D.	Fair value estimates of financial instruments (that are not presented at fair value)

The book value of financial balances constitutes a reasonable approximation of their fair value since the effect of capitalization is not material.